ORDINARY SHARE AND SHARE INCENTIVE PLANS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
ORDINARY SHARE AND SHARE INCENTIVE PLANS

NOTE 9-ORDINARY SHARE AND SHARE INCENTIVE PLANS

Stock Incentive Plans

On June 28, 2022, shareholders of the Company approved the amendment of authorized share capital of the Company by the consolidation of the existing 250,000,000 ordinary shares of $0.00375 par value each into 62,500,000 ordinary shares of $0.015 par value each. As a result, the one-for-four reverse split of the Company’s ordinary shares became effective on June 28 2022, as of 4:30 p.m. Eastern Time with trading commenced on the post-reverse split-adjusted basis on the NASDAQ Global Select Market as of the opening of trading on Wednesday, June 29, 2022. All shares/per share related data in this note have been adjusted retroactively to reflect the one-for-four reverse share split.

As of December 31, 2025, the Company has the stock incentive plans described below. Substantially all outstanding awards are subject to potential accelerated vesting in the event of a change in control of the Company. The Company repurchases and cancels its ordinary shares forfeited with respect to the tax liability associated with certain vesting of restricted stock and restricted stock unit grants under these plans.

2017 Equity Incentive Plan:

The 2017 Equity Incentive Plan, or (the “2017 Plan”), was approved by the Board of Director on November 4, 2016, and expired on December 31, 2021. The 2017 Plan provides for the grant of the following types of incentive awards: (i) stock options, (ii) stock appreciation rights, (iii) restricted stock, (iv) restricted stock units, (v) performance shares and performance units, and (vi) other stock or cash awards (“Award,” and collectively, “Awards”). Those who are eligible for Awards under the 2017 Plan include employees, directors and consultants who provide services to the Company and its affiliates.

The maximum aggregate number of shares that may be awarded and sold under the Plan is 2,000,000 Shares (500,000 ordinary shares after taking into consideration of the reverse share split effective on June 28, 2022) plus (i) any shares that, as of December 31, 2016, have been reserved but not issued pursuant to any awards granted under UTStarcom Holdings Corp.’s Amended and Restated 2006 Equity Incentive Plan (the “2006 Plan”), and (ii) any shares subject to stock options or similar awards granted under the 2006 Plan that expire or otherwise terminate without having been exercised in full and Shares issued pursuant to awards granted under the 2006 Plan that are forfeited to or repurchased by the Company. The shares may be authorized but unissued, or reacquired common stock.

On August 10, 2021, the Board of Directors approved an extension and share increase of the 2017 Plan. As a result, the term of the 2017 Plan has been extended to December 31, 2024, and a total number of additional 1,000,000 ordinary shares (250,000 ordinary shares taking into consideration of the reverse share split effective on June 28, 2022) have been added to the 2017 Plan. On November 24, 2022, the Board of Directors approved a further extension and share increase of the 2017 Plan. As a result, the term of the 2017 Plan has been extended to December 31, 2026, and a total number of additional 430,000 ordinary shares have been added to the 2017 Plan.

As of December 31, 2025, 352,228 shares underlying options and restricted stock awards and units were outstanding under the 2017 Plan.

Stock Award and Stock Option Activity

Under the Plans, the Company granted equity awards primarily consisting of stock option and restricted stock. Such awards generally vest over a period of four years or two years from the vesting start date. Restricted stock has the voting rights of ordinary shares and the shares underlying restricted stock are issued and outstanding. As of December 31, 2025, the number of ordinary shares available for issuance pursuant to future grants under the 2017 plan, including remaining unissued shares under Prior Plans that have been transferred into the 2017 plan were 7,248. The 2006 Plan expired on December 31, 2016, and as of December 31, 2025, 446,200 shares were transferred to the 2017 Plan that was approved by the Board of Director on November 4, 2016. The following table summarizes the Company’s stock option activities:

		Weighted
	Number of	average
	shares	exercise
	outstanding	price
	(in thousands)
Options Outstanding, December 31, 2023	322	$4.39
Options granted	—	—
Options exercised	—	—
Options cancelled	—	—
Options forfeited or expired	(8)	4.40
Options Outstanding, December 31, 2024	314	$4.39
Options granted	—	—
Options exercised	—	—
Options cancelled	—	—
Options forfeited or expired	(7)	4.33
Options Outstanding, December 31, 2025	307	$4.39

Under the Plans, the Company granted restricted stock awards. Restricted stock awards are unvested stock awards that may include grants of restricted stock or grants of restricted stock units. Such awards generally vest over a period of four years from the date of grant. Restricted stock has the voting rights of ordinary share and the shares underlying restricted stock are considered to be currently issued and outstanding. Restricted stock units do not have the voting rights of ordinary shares, and the shares underlying the restricted stock units are not considered issued and outstanding. The expense for such awards is based on the fair market value of the shares at the date of grant and is recognized on a straight-line basis over the requisite service period. The grant of restricted stock awards is deducted from the shares available on a one to one basis for grant under the Company’s stock plan. Unvested restricted awards as of December 31, 2025 and changes during the year ended December 31, 2025 are summarized below:

		Weighted
		average
		grant date
	Shares	fair value
	(in thousands)
Total nonvested restricted stock at December 31, 2023	35	$3.28
Granted	43	3.03
Vested	(20)	3.79
Forfeited	—	—
Total nonvested restricted stock at December 31, 2024	58	$2.91
Granted	30	2.63
Vested	(43)	3.03
Forfeited	—	—
Total nonvested restricted stock at December 31, 2025	45	$2.61

During 2025, approximately 0.04 million shares of restricted stock awards vested. The total fair value of restricted stock awards vested, as measured on the date of vesting, during 2025 was $0.1 million. During 2025, the Company also granted approximately 0.03 million restricted stock awards.

During 2024, approximately 0.02 million shares of restricted stock awards vested. The total fair value of restricted stock awards vested, as measured on the date of vesting, during 2024 was $0.1 million. During 2024, the Company also granted approximately 0.04 million restricted stock awards.

The following table summarizes significant ranges of outstanding and exercisable stock options as of December 31, 2025:

			Weighted
		Number of shares	Average	Weighted	Number of shares	Weighted
Range of		Outstanding	Remaining	Average	Exercisable	Average
Exercise Prices		as of 12/31/2025	Contractual Term	Exercise Price	as of 12/31/2025	Exercise Price
$4.28	$4.28	184,957	2.92	$4.28	184,957	$4.28
$4.56	$4.56	122,177	1.92	$4.56	122,177	$4.56

	Number of shares	Weighted average exercise price
Options exercisable as of December 31, 2025	307,134	$4.39
Options vested and expected to vest as of December 31, 2025	307,134	$4.39

The intrinsic value represents the total pre-tax intrinsic value and is calculated as the difference between the market value as reported by NASDAQ on December 31, 2025 of $2.54 and the exercise price of the in-the-money shares. During 2025, the total pre-tax intrinsic value of options exercised was negligible. The weighted average remaining contractual life of options exercisable was 2.52 years, and the weighted average remaining contractual life of options expected to vest was 2.52 years as of December 31, 2025.

Stock-Based Compensation

Stock-based compensation expense for stock options is estimated at the grant date based on each option’s fair value as calculated by the Black-Scholes model. The Black-Scholes model was developed for use in estimating the fair value of short-lived exchange traded options that have no vesting restrictions and are fully transferable. In addition, option pricing models require the input of highly subjective assumptions, including the expected stock price volatility over the term of the awards, actual and projected employee stock option exercise behaviors, risk-free interest rate and expected dividends.

The Company uses historical volatility as management believes it is more representative of future stock price trends than implied volatility due to the relatively small number of actively traded options on the Company’s ordinary shares available to determine implied volatility. The Company estimates an expected term of options granted based upon the Company’s historical exercise and cancellation data for vested options. In addition, separate groups of employees that have similar exercise behavior are considered separately. The expected term of employee stock purchase plan shares is the average of the remaining purchase periods under each offering period. The Company bases the risk free interest rate used in the option valuation model on U.S. Treasury zero-coupon issues with remaining terms similar to the expected term on the options. The Company does not anticipate paying any cash dividends in the foreseeable future and therefore uses an expected dividend yield of zero in the option valuation model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record stock-based compensation expense only for those awards that are expected to vest.

No stock options were granted under the 2017 Plan during 2025, 2024 and 2023.

At December 31, 2025, there was approximately $0.03 million of total unrecognized compensation cost, as measured, related to unvested stock options and restricted stock and restricted stock units, which is expected to be recognized over a weighted-average period of 0.09 years.

At December 31, 2024, there was approximately $0.1 million of total unrecognized compensation cost, as measured, related to unvested stock options and restricted stock and restricted stock units, which is expected to be recognized over a weighted-average period of 0.11 years.

The following table summarizes the stock-based compensation expense recognized in the Company’s Consolidated Statements of Comprehensive Loss:

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Cost of net sales	$—	—	$28
Selling, general and administrative	114	117	151
Research and development	—	—	114
Total	$114	$117	$293